Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	$ 594,437	$ 589,110	$ 556,899
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	265,170	260,586	253,357
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	98,679	97,874	96,019
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	17,933	17,730	16,485
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	212,655	212,920	191,038
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	589,243	583,815	551,834
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	264,449	259,852	252,679
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	96,581	95,757	93,910
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	16,640	16,370	15,272
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	211,573	211,836	189,973
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	5,194	5,295	5,065
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	721	734	678
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	2,098	2,117	2,109
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	1,293	1,360	1,213
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets	$ 1,082	$ 1,084	$ 1,065